Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matson Money U.S. Equity VI Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money U.S. Equity VI Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentageof the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. For the period February 18, 2014 through August 31, 2014, the Portfolio's portfolio turnover rate was 1.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large ("large-cap"), small ("small-cap") and micro-capitalization ("micro-cap") equity securities that the Portfolio's investment adviser ("Adviser") believes offer the prospect of long-term capital appreciation.

Under normal market conditions, the Adviser expects substantially all of the Portfolio's net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2013, large cap companies generally were those companies with a market capitalization of $3.522 billion or greater. This dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2013, small cap companies generally were those companies with a market capitalization of $3.522 billion or less. This dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. As of December 2013, small cap companies were generally those with a market capitalization of $3.522 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. As of December 2013, micro cap companies were generally those companies with a market capitalization of $1.741 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Portfolio involves the same investment risks as those of the underlying investment companies in which the Portfolio invests. These risks may adversely affect the Portfolio's net asset value ("NAV") and investment performance. The Portfolio is subject to the following principal risks:

•  Stocks of large cap, small cap or micro cap companies in which the Portfolio's underlying investment companies invest or in which the Portfolio invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

•  The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

•  Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies.

•  Companies in which the Portfolio's underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

•  The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

•  Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

•  There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

•  There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

•  The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

•  The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Portfolio's investments and risks is contained under the section entitled "More About Each Portfolio's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio has less than one full calendar year of performance, no performance information has been included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than one full calendar year of performance, no performance information has been included.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,310

[1]	Matson Money, Inc. has contractually agreed to waive management fees and reimburse expenses for the Matson Money U.S. Equity VI Portfolio to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.13%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.13%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2015.